Stock Based Compensation - Additional Information (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense	$ 39,180
Unrecognized stock-based compensation expense, expected weighted average period for recognition	4 years 6 months
2015 Restricted Stock Unit Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period	1 day
2016 Stock Option Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period	53 months